Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan (Textual) [Abstract]
Defined contribution plan employer matching contribution percentage on first slab	100.00%
Defined contribution plan employee contribution percentage first slab	3.00%
Defined contribution plan employer matching contribution percentage on second slab	50.00%
Defined contribution plan employee contribution percentage second slab	3.00%
Percentage of eligible salary contribution	4.50%
Matching contribution in common stock	25.00%
Remainder matching contribution in mutual funds or common stock	75.00%
Cash contribution under defined contribution retirement program	$ 7.6	$ 5.8	$ 6.0
Market value of retirement plan investments	400.9
Percentage of common stock investment	6.00%
Shares and voting power held by the company	11.00%	10.00%
RBF consulting [Member]
Business Acquisition [Line Items]
Accrual related to retirement plan	$ 0.4